Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio and FundsManager 85% Portfolio Service Class and Service Class 2
April 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

Avishek Hazrachoudhury serves as co-manager of each VIP FundsManager® Portfolio.

The following information supplements information found in the "Management Contracts" section.

Avishek Hazrachoudhury is co-manager of each VIP FundsManager® Portfolio and receives compensation for his services. As of July 31, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below, and (iii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of the portfolio manager’s bonus is based on his overall contribution to management of FMR.

The portion of the portfolio manager’s bonus that is linked to the investment performance of each VIP FundsManager® Portfolio is based on each fund’s pre-tax investment performance measured against its customized benchmark index, each of which is described below. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates each fund’s asset classes in which the underlying Fidelity® funds invest which are represented by the components of each fund’s composite benchmark index as described below. The portfolio manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund / Composite Benchmark Index Components

VIP FundsManager® 20% Portfolio / 14% Dow Jones U.S. Total Stock Market Index℠, 6% MSCI EAFE Index (net MA tax), 50% Bloomberg Barclays U.S. Aggregate Bond Index, and 30% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 50% Portfolio / 35% Dow Jones U.S. Total Stock Market Index℠, 15% MSCI EAFE Index (net MA tax), 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 60% Portfolio / 42% Dow Jones U.S. Total Stock Market Index℠, 18% MSCI EAFE Index (net MA tax), 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 70% Portfolio / 49% Dow Jones U.S. Total Stock Market Index℠, 21% MSCI EAFE Index (net MA tax), 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 85% Portfolio / 60% Dow Jones U.S. Total Stock Market Index℠, 25% MSCI EAFE Index (net MA tax), and 15% Bloomberg Barclays U.S. Aggregate Bond Index

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Hazrachoudhury as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$44,724	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP FundsManager® 20% Portfolio ($765 (in millions) assets managed), VIP FundsManager® 50% Portfolio ($5,768 (in millions) assets managed), VIP FundsManager® 60% Portfolio ($5,678 (in millions) assets managed), VIP FundsManager® 70% Portfolio ($1,563 (in millions) assets managed), and VIP FundsManager® 85% Portfolio ($554 (in millions) assets managed).

As of July 31, 2019, the dollar range of shares of VIP FundsManager® 20% Portfolio beneficially owned by Mr. Hazrachoudhury was none, the dollar range of shares of VIP FundsManager® 50% Portfolio beneficially owned by Mr. Hazrachoudhury was none, the dollar range of shares of VIP FundsManager® 60% Portfolio beneficially owned by Mr. Hazrachoudhury was none, the dollar range of shares of VIP FundsManager® 70% Portfolio beneficially owned by Mr. Hazrachoudhury was none, and the dollar range of shares of VIP FundsManager® 85% Portfolio beneficially owned by Mr. Hazrachoudhury was none.

VFMSCSC2B-19-01 1.849575.106	September 16, 2019

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio and FundsManager 85% Portfolio Investor Class
April 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

Avishek Hazrachoudhury serves as co-manager of each VIP® FundsManager Portfolio.

The following information supplements information found in the "Management Contracts" section.

Avishek Hazrachoudhury is co-manager of each VIP FundsManager® Portfolio and receives compensation for his services. As of July 31, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, (ii) how the portfolio manager allocates the assets of funds and accounts among their asset classes, which results in monthly impact scores, as described below, and (iii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. The portfolio manager also receives a monthly impact score for each month of his tenure as manager of a fund or account. The monthly impact scores are weighted according to his tenure on his fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. A smaller, subjective component of the portfolio manager’s bonus is based on his overall contribution to management of FMR.

The portion of the portfolio manager’s bonus that is linked to the investment performance of each VIP FundsManager® Portfolio is based on each fund’s pre-tax investment performance measured against its customized benchmark index, each of which is described below. The portion of the portfolio manager's bonus that is based on impact scores is based on how he allocates each fund’s asset classes in which the underlying Fidelity® funds invest which are represented by the components of each fund’s composite benchmark index as described below. The portfolio manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund / Composite Benchmark Index Components

VIP FundsManager® 20% Portfolio / 14% Dow Jones U.S. Total Stock Market Index℠, 6% MSCI EAFE Index (net MA tax), 50% Bloomberg Barclays U.S. Aggregate Bond Index, and 30% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 50% Portfolio / 35% Dow Jones U.S. Total Stock Market Index℠, 15% MSCI EAFE Index (net MA tax), 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 60% Portfolio / 42% Dow Jones U.S. Total Stock Market Index℠, 18% MSCI EAFE Index (net MA tax), 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 70% Portfolio / 49% Dow Jones U.S. Total Stock Market Index℠, 21% MSCI EAFE Index (net MA tax), 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index

VIP FundsManager® 85% Portfolio / 60% Dow Jones U.S. Total Stock Market Index℠, 25% MSCI EAFE Index (net MA tax), and 15% Bloomberg Barclays U.S. Aggregate Bond Index

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Hazrachoudhury as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$44,724	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP FundsManager® 20% Portfolio ($765 (in millions) assets managed), VIP FundsManager® 50% Portfolio ($5,768 (in millions) assets managed), VIP FundsManager® 60% Portfolio ($5,678 (in millions) assets managed), VIP FundsManager® 70% Portfolio ($1,563 (in millions) assets managed), and VIP FundsManager® 85% Portfolio ($554 (in millions) assets managed).

As of July 31, 2019, the dollar range of shares of VIP FundsManager® 20% Portfolio beneficially owned by Mr. Hazrachoudhury was none, the dollar range of shares of VIP FundsManager® 50% Portfolio beneficially owned by Mr. Hazrachoudhury was none, the dollar range of shares of VIP FundsManager® 60% Portfolio beneficially owned by Mr. Hazrachoudhury was none, the dollar range of shares of VIP FundsManager® 70% Portfolio beneficially owned by Mr. Hazrachoudhury was none, and the dollar range of shares of VIP FundsManager® 85% Portfolio beneficially owned by Mr. Hazrachoudhury was none.

VIPFMB-19-01 1.849574.106	September 16, 2019

Supplement to the
Fidelity® Variable Insurance Products
Target Volatility Portfolio Service Class and Service Class 2
April 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

Avishek Hazrachoudhury serves as co-manager of VIP® Target Volatility Portfolio.

The following information supplements information found in the "Management Contract" section.

Avishek Hazrachoudhury is co-manager of VIP Target Volatility Portfolio and receives compensation for his services. As of July 31, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of VIP Target Volatility Portfolio is based on the fund’s pre-tax investment performance measured against a composite index, the components of which are 42% Dow Jones U.S. Total Stock Market Index℠, 18% MSCI EAFE Index (net MA tax), 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index. Another component of the portfolio manager's bonus is based on the portfolio manager's ability to maintain the fund's volatility target (as disclosed in the prospectus) over a one-year period. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by Mr. Hazrachoudhury as of July 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$44,724	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Target Volatility Portfolio ($288 (in millions) assets managed).

As of July 31, 2019, the dollar range of shares of VIP Target Volatility Portfolio beneficially owned by Mr. Hazrachoudhury was none.

VIPTVB-19-01 1.9858908.105	September 16, 2019